Consolidated Balance Sheets - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 574,977	$ 1,166,596	$ 5,854,382
Accounts receivable - oil and gas - net		0	24,389
Prepaid expenses	389,583	56,833	56,833
Total current assets	964,560	1,223,429	5,935,604
Oil and gas properties, full cost method
Proved developed producing oil and gas properties, net	61,907	63,267	68,884
Total oil and gas properties, net	61,907	63,267	68,884
Due from Viking Energy Group, Inc.	6,077,300	6,572,300	4,100,000
Total oil and gas properties, net	61,907	63,267	68,884
Equity method investment	25,739,879	26,837,718	36,299,592
TOTAL ASSETS	32,843,646	34,696,714	46,404,080
Current liabilities
Accounts payable	1,076,824	791,499	1,449,335
Accrued expenses and other current liabilities	4,244,166	3,549,620	2,103,674
Current taxes payable	3,000	3,000	3,000
Warrant liability	2,447,290	5,894,179	0
Derivative liability	9,757,927	7,592,744	93,108,568
Total current liabilities	17,529,207	17,831,042	96,664,577
Long-term debt	34,721,141	33,927,760	21,500,000
Asset retirement obligation	63,008	61,545	53,055
TOTAL LIABILITIES	52,313,356	51,820,347	118,217,632
Commitments and contingencies (Note 11)	0	0	0
STOCKHOLDERS' DEFICIT
Common stock, 20,000,000 shares authorized of $0.001 par value, 20,000,000 and 18,092,663 shares issued and outstanding as of March 31, 2023 and December 31, 2022, respectively.	20,000	18,093	5,143
Additional paid-in-capital	571,886,440	571,888,348	409,469,406
Accumulated Deficit	(591,376,156)	(589,030,080)	(481,288,115)
TOTAL STOCKHOLDERS' DEFICIT	(19,469,710)	(17,123,633)	(71,813,552)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	32,843,646	34,696,714	46,404,080
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	1	1	4
Series G Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred Stock, value	5	5	10
Series C Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
TOTAL STOCKHOLDERS' DEFICIT	1
Preferred Stock, value	$ 1	$ 1	$ 4